Balance Sheet Components - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 61,045	$ 48,261	$ 28,917
Accumulated depreciation and amortization	(19,493)	(14,135)	(6,698)
Property and equipment, net	41,552	34,126	22,219
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	36,276	29,229	15,652
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,292	5,992	4,301
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,046	5,724	4,027
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,079	3,269	3,108
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,130	211	109
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	173	95	52
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,049	$ 3,741	$ 1,668